UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Common Stock (49.6%)
United States (49.6%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries	70	$12
Moog, Cl A*	200	11
Triumph Group	200	6

		29

Agricultural Products (0.3%)
Ingredion	60	8

Air Freight & Logistics (0.6%)
FedEx	100	16

Aircraft (1.2%)
Delta Air Lines	400	16
JetBlue Airways*	900	16

		32

Apparel Retail (0.4%)
Gap	400	10

Asset Management & Custody Banks (0.4%)
Ameriprise Financial	100	10

Automotive (2.1%)
Ford Motor	1,300	17
General Motors	400	13
Goodyear Tire & Rubber	600	17
Lear	100	11

		58

Automotive Retail (0.4%)
Group 1 Automotive	200	12

Banks (2.8%)
CIT Group	300	10
International Bancshares	400	11
JPMorgan Chase	200	13
PNC Financial Services Group	150	12
Regions Financial	2,100	19
Wells Fargo	200	10

		75

Biotechnology (1.8%)
Amgen	120	21
Gilead Sciences	200	16
United Therapeutics*	100	12

		49

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	400	9

Chemicals (1.2%)
Celanese, Cl A	200	13
Eastman Chemical	200	13
Huntsman	400	6
Ingevity*	6	—

		32

Computers & Services (2.9%)
EMC	500	14
Hewlett Packard Enterprise	600	13
HP	600	8
NetApp	400	11
Oracle	300	12

	Shares	Value (000)
Computers & Services (continued)
Symantec	600	$12
Western Digital	160	8

		78

Construction & Engineering (0.4%)
Fluor	200	11

Electrical Services (2.2%)
American Electric Power	300	21
FirstEnergy	500	17
Public Service Enterprise Group	500	23

		61

Fertilizers & Agricultural Chemicals (0.2%)
CF Industries Holdings	250	6

Financial Services (2.2%)
Capital One Financial	230	15
Citigroup	500	22
Discover Financial Services	400	23

		60

Food, Beverage & Tobacco (0.3%)
Supervalu*	1,500	7

General Merchandise Stores (0.6%)
Target	200	15

Health Care Facilities (0.8%)
HCA Holdings*	300	23

Health Care Services (0.6%)
Quest Diagnostics	200	17

Hotels & Lodging (0.5%)
Wyndham Worldwide	200	14

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	70	13

Insurance (3.6%)
Aflac	160	11
Allstate	200	14
American Financial Group	150	11
Anthem	80	10
Hartford Financial Services Group	400	16
Lincoln National	300	13
Prudential Financial	160	12
Travelers	100	12

		99

IT Consulting & Other Services (1.4%)
International Business Machines	140	23
Teradata*	500	14

		37

Machinery (2.4%)
Cummins	130	16
Deere	100	8
Johnson Controls	500	23
Meritor*	900	7
Trinity Industries	500	12

		66

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Motorcycle Manufacturers (0.4%)
Harley-Davidson	200	$11

Multimedia (0.5%)
Viacom, Cl B	300	14

Office Electronics (0.9%)
Xerox	2,300	24

Oil & Gas Storage & Transportation (0.3%)
DHT Holdings	1,800	8

Paper & Paper Products (0.3%)
Domtar	200	8

Paper Packaging (0.6%)
Packaging of America	200	15
WestRock	37	2

		17

Petroleum & Fuel Products (3.2%)
Chevron	100	10
Exxon Mobil	200	18
Lukoil PJSC ADR	270	12
Marathon Petroleum	400	16
PBF Energy, Cl A	200	4
Phillips 66	160	12
Valero Energy	300	16

		88

Pharmaceuticals (4.0%)
AbbVie	100	7
Johnson & Johnson	380	47
Merck	500	29
Pfizer	700	26

		109

Printing & Publishing (0.1%)
Gannett	150	2

Retail (1.5%)
Brinker International	200	9
Dillard’s, Cl A	100	7
Kohl’s	200	8
Kroger	300	10
Macy’s	160	6

		40

Semi-Conductors/Instruments (1.7%)
Intel	800	28
QUALCOMM	300	19

		47

Technology Distributors (1.0%)
Arrow Electronics*	200	13
Avnet	300	13

		26

Telephones & Telecommunications (3.4%)
AT&T	321	14
Brocade Communications Systems	1,100	10
Cisco Systems	800	24
Corning	700	16
Verizon Communications	500	28

		92

	Shares	Value (000)
Thrifts & Mortgage Finance (0.5%)
Radian Group	1,100	$14

Total Common Stock (Cost $1,358)		1,347

Foreign Common Stock (46.0%)
Australia (1.2%)
Asaleo Care	7,900	8
Harvey Norman Holdings	3,800	14
McMillan Shakespeare	1,000	11

		33

Austria (0.4%)
Voestalpine	300	11

Bermuda (1.3%)
Everest Re Group	100	19
Validus Holdings	300	15

		34

Canada (2.1%)
Air Canada, Cl B*	1,200	8
Canadian Imperial Bank of Commerce	130	10
Industrial Alliance Insurance & Financial Services	400	13
Magna International	200	8
National Bank of Canada	300	10
Rogers Communications, Cl B	200	9

		58

Cayman Islands (0.6%)
Fresh Del Monte Produce	300	17

China (1.7%)
Belle International Holdings	15,000	10
China CITIC Bank, Cl H	18,000	11
China Resources Power Holdings	4,000	6
Great Wall Motor, Cl H	9,000	9
Shanghai Pharmaceuticals Holding, Cl H	4,000	10

		46

Finland (0.4%)
Neste	300	11

France (2.9%)
Alten	100	7
AXA	400	8
BNP Paribas	140	7
Electricite de France	600	8
Renault	100	9
Sanofi	300	25
Total	300	14

		78

Germany (3.4%)
Allianz	60	9
BASF	100	8
Daimler	140	10
Deutsche Bank	700	9
Leoni	300	11
Muenchener Rueckversicherungs	50	8

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Germany (continued)
Siemens	170	$18
Stada Arzneimittel	200	11
Volkswagen	50	7

		91

Hong Kong (2.5%)
Skyworth Digital Holdings	22,000	17
SmarTone Telecommunications Holdings	6,500	12
Texwinca Holdings	14,000	11
Tongda Group Holdings	50,000	10
Truly International Holdings	30,000	16
Universal Health International Group Holding	40,000	2

		68

Indonesia (0.7%)
Bank Negara Indonesia Persero	27,700	11
Perusahaan Perkebunan London Sumatra Indonesia	62,100	7

		18

Ireland (0.9%)
Seagate Technology	400	13
Smurfit Kappa Group	500	12

		25

Israel (0.7%)
Bank Hapoalim	1,700	8
Teva Pharmaceutical Industries	200	11

		19

Italy (0.5%)
Astaldi	900	4
Mediobanca	1,600	11

		15

Japan (8.4%)
Aozora Bank	2,000	7
Fuji Oil	700	15
Fujitec	1,300	13
Heiwado	500	10
Isuzu Motors	1,500	20
Konoike Transport	800	9
Lintec	500	11
Nippon Telegraph & Telephone	500	24
Nitto Kogyo	500	7
Resona Holdings	3,100	13
Ricoh	1,000	9
Senshu Ikeda Holdings	2,400	10
Shindengen Electric Manufacturing	2,000	8
SKY Perfect JSAT Holdings	1,500	7
Sumitomo	700	7
Towa Pharmaceutical	200	11
Tsubakimoto Chain	3,000	21
Tsumura	400	11
Valor	500	14

		227

Mexico (0.2%)
OHL Mexico*	3,300	5

Netherlands (2.0%)
Aegon	1,300	5
Koninklijke Ahold Delhaize	713	17
LyondellBasell Industries, Cl A	250	19

	Shares	Value (000)
Netherlands (continued)
Royal Dutch Shell, Cl B	500	$13

		54

New Zealand (0.2%)
SKY Network Television	1,700	6

Norway (0.8%)
DNB	1,100	12
Marine Harvest	600	10

		22

Singapore (0.8%)
DBS Group Holdings	1,000	12
Flextronics International*	800	10

		22

South Africa (0.3%)
Barclays Africa Group	800	9

South Korea (2.4%)
Korea Electric Power	300	16
Samsung Electronics	20	27
SK Telecom	100	21

		64

Spain (0.4%)
Distribuidora Internacional de Alimentacion	700	4
Mapfre	2,600	7

		11

Sweden (0.3%)
Nordea Bank	900	8

Switzerland (1.9%)
Credit Suisse Group	900	10
Swiss Life Holding	40	9
Swiss Re	200	17
Zurich Insurance Group	60	15

		51

Taiwan (1.6%)
Compeq Manufacturing	23,000	12
Micro-Star International	8,000	17
Pegatron	6,000	15

		44

Thailand (0.4%)
Krung Thai Bank	21,700	11

Turkey (0.6%)
Eregli Demir ve Celik Fabrikalari	6,500	10
TAV Havalimanlari Holding	1,600	6

		16

United Kingdom (6.4%)
3i Group	1,700	14
Acacia Mining	1,400	10
AstraZeneca	130	9
BAE Systems	2,300	16
Bellway	400	11
BP	1,800	10
Centrica	2,800	9

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Value Fund	Shares/Face Amount(000)	Value (000)
United Kingdom (continued)
Ensco, Cl A	300	$3
Halfords Group	2,500	12
J Sainsbury	3,400	10
Lloyds Banking Group	8,000	6
Meggitt	3,100	18
Noble	800	6
Old Mutual	3,000	8
Paragon Offshore*	133	—
RPS Group	3,800	10
Smiths Group	500	8
X5 Retail Group GDR*	600	13

		173

Total Foreign Common Stock (Cost $1,395)		1,247

Preferred Stock (0.5%)
Brazil (0.5%)
Itausa — Investimentos Itau	4,961	13

Total Preferred Stock (Cost $16)		13

Repurchase Agreement (1.9%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $52 (collateralized by various US Treasury Notes, par values ranging from $1 — $51, 0.875% — 1.750%, 06/15/17 — 02/28/22 with total market value $53)	$52	52

Total Repurchase Agreement (Cost $52)		52

Total Investments — 98.0% (Cost $2,821)†		$2,659

Percentages are based on Net Assets of $2,714 (000).

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $2,821 (000), and the unrealized appreciation and depreciation were $226 (000) and $(388) (000), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the level of inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	$1,347	$—	$—	$1,347
Total Common Stock	1,347	—	—	1,347
Foreign Common Stock
Australia	33	—	—	33
Austria	11	—	—	11
Bermuda	34	—	—	34
Canada	58	—	—	58
Cayman Islands	17	—	—	17
China	46	—	—	46
Finland	11	—	—	11
France	78	—	—	78
Germany	91	—	—	91
Hong Kong	68	—	—	68
Indonesia	18	—	—	18
Ireland	25	—	—	25
Israel	—	19	—	19
Italy	15	—	—	15
Japan	227	—	—	227
Mexico	5	—	—	5
Netherlands	54	—	—	54
New Zealand	6	—	—	6
Norway	22	—	—	22
Singapore	22	—	—	22
South Africa	9	—	—	9
South Korea	64	—	—	64
Spain	11	—	—	11
Sweden	8	—	—	8
Switzerland	51	—	—	51
Taiwan	44	—	—	44
Thailand	11	—	—	11
Turkey	16	—	—	16
United Kingdom	173	—	—	173
Total Foreign Common Stock	1,228	19	—	1,247
Preferred Stock	13	—	—	13
Repurchase Agreement	—	52	—	52
Total Investments in Securities	$2,588	$71	$—	$2,659

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant

Schedule of Investments July 31, 2016	(Unaudited)

accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-006-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016